STOCKHOLDERS' EQUITY (Warrants) (Narrative) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 19, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average life of warrants		1 year 7 months 24 days		1 year 10 months 24 days
Aggregate intrinsic value of warrants outstanding		$ 1,933			$ 106,967
Amortization of deferred financing cost					17,111
Unamortized Discount		$ (507)		$ (1,769)	$ (77,157)
Placement Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants					$ 0.17
Term of warrants					3 years
Aggregate intrinsic value of warrants outstanding					$ 17,111
Number of shares called by warrants					147,058
Amortization of deferred financing cost					$ 17,111
Unamortized Discount					$ 0
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants				$ 0.07
Aggregate intrinsic value of warrants outstanding				$ 16,775
Number of shares called by warrants				4,714,286
Investor [Member] | January 19, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants	$ 0.051				$ 0.17
Term of warrants	3 years				3 years
Aggregate intrinsic value of warrants outstanding	$ 16,775				$ 73,053
Number of shares called by warrants	471,429				735,294
Amortization of deferred financing cost					$ 73,053
Unamortized Discount					$ 0
Investor [Member] | August 18, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants					$ 0.07
Term of warrants					3 years
Aggregate intrinsic value of warrants outstanding					$ 220,703
Number of shares called by warrants					4,714,286
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 0.051		$ 0.051
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 0.17		$ 0.17